Earnings per share (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Earnings per share :
Net income	$ 68,050	$ 45,138
Less: Non-vested common stock dividends declared and undistributed earnings	(194)	(40)
Income (numerator)	$ 67,856	$ 45,098
Weighted-average number of outstanding shares (denominator)	131,837,490	131,705,782
Basic and diluted EPS Income attributable to common stockholders	$ 0.51	$ 0.34